UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.0%
Technology - 29.4%
Communications Technology - 1.6%
QUALCOMM, Inc.	454,475	$26,620,873

Computer Services, Software & Systems - 18.7%
ANSYS, Inc. (a)	377,440	26,752,947
Citrix Systems, Inc. (a)	623,170	38,518,138
Cognizant Technology Solutions Corp.-Class A (a)	701,700	46,768,305
F5 Networks, Inc. (a)	266,140	21,951,227
Google, Inc.-Class A (a)	96,455	65,567,216
Intuit, Inc.	334,565	19,879,852
LinkedIn Corp. (a)	82,810	8,854,873
Oracle Corp.	862,625	26,784,506
Rackspace Hosting, Inc. (a)	149,030	9,491,721
Red Hat, Inc. (a)	455,660	22,404,802
TIBCO Software, Inc. (a)	862,905	21,753,835

		308,727,422

Computer Technology - 8.2%
Apple, Inc.	209,940	124,935,294
EMC Corp./MA (a)	390,143	9,527,292

		134,462,586

Semiconductors & Component - 0.9%
Broadcom Corp.-Class A (a)	338,457	10,673,242
Mellanox Technologies Ltd. (a)(b)	50,727	3,904,457

		14,577,699

		484,388,580

Consumer Discretionary - 18.9%
Cable Television Services - 2.0%
Comcast Corp.-Class A	882,200	33,091,322

Casinos & Gambling - 0.9%
Las Vegas Sands Corp.	307,150	14,264,046

Consumer Services: Misc. - 1.8%
eBay, Inc. (a)	604,535	29,192,995

Cosmetics - 1.5%
Estee Lauder Cos., Inc. (The)-Class A	415,000	25,572,300

Diversified Media - 0.8%
Discovery Communications, Inc.-Class A (a)	235,128	13,877,254

Diversified Retail - 1.6%
Dollar General Corp. (a)	535,640	26,042,817

Entertainment - 2.7%
Walt Disney Co. (The)	922,680	45,275,908

Leisure Time - 0.8%
priceline.com, Inc. (a)	23,100	13,254,087

Company	Shares	U.S. $ Value
Recreational Vehicles & Boats - 0.7%
Harley-Davidson, Inc.	255,787	$11,960,600

Restaurants - 2.2%
Chipotle Mexican Grill, Inc.-Class A (a)	82,980	21,120,900
Starbucks Corp.	324,256	14,883,350

		36,004,250

Specialty Retail - 0.8%
O’Reilly Automotive, Inc. (a)	145,610	12,475,865

Textiles, Apparel & Shoes - 3.1%
Coach, Inc.	426,130	23,884,586
VF Corp.	169,910	26,587,517

		50,472,103

		311,483,547

Health Care - 13.5%
Biotechnology - 2.9%
Biogen Idec, Inc. (a)	185,078	25,581,481
Celgene Corp. (a)	308,510	22,619,953

		48,201,434

Health Care Management Services - 3.0%
UnitedHealth Group, Inc.	882,142	49,399,952

Health Care Services - 1.3%
McKesson Corp.	224,710	20,967,690

Medical Equipment - 3.0%
IDEXX Laboratories, Inc. (a)	300,380	28,896,556
Illumina, Inc. (a)(b)	142,116	6,751,931
Intuitive Surgical, Inc. (a)	24,960	13,533,812

		49,182,299

Pharmaceuticals - 3.3%
Allergan, Inc./United States	334,868	30,111,331
Gilead Sciences, Inc. (a)	357,690	24,022,460

		54,133,791

		221,885,166

Producer Durables - 8.5%
Aerospace - 1.8%
Boeing Co. (The)	412,840	29,080,450

Diversified Manufacturing Operations - 2.9%
Danaher Corp.	694,237	35,912,880
Dover Corp.	209,910	12,220,960

		48,133,840

Scientific Instruments: Control & Filter - 2.1%
Flowserve Corp.	88,616	12,006,582
Rockwell Automation, Inc.	139,200	9,891,552
Roper Industries, Inc.	114,810	12,533,807

		34,431,941

Company	Shares	U.S. $ Value

Scientific Instruments: Electrical - 1.7%
AMETEK, Inc.	379,818	$13,502,530
Emerson Electric Co.	321,390	15,564,918

		29,067,448

		140,713,679

Energy - 8.5%
Oil Well Equipment & Services - 6.4%
FMC Technologies, Inc. (a)	250,810	10,258,129
National Oilwell Varco, Inc.	314,840	23,203,708
Oceaneering International, Inc.	377,530	19,756,145
Schlumberger Ltd.	750,320	52,169,749

		105,387,731

Oil: Crude Producers - 2.1%
EOG Resources, Inc.	110,670	12,891,948
Noble Energy, Inc.	218,947	20,802,155

		33,694,103

		139,081,834

Financial Services - 5.9%
Asset Management & Custodian - 1.4%
Affiliated Managers Group, Inc. (a)	185,570	23,474,605

Diversified Financial Services - 0.6%
Blackstone Group LP	669,824	10,288,496

Financial Data & Systems - 1.7%
Visa, Inc.-Class A	195,980	27,194,185

Securities Brokerage & Services - 2.2%
IntercontinentalExchange, Inc. (a)	271,413	35,555,103

		96,512,389

Consumer Staples - 5.4%
Foods - 1.5%
Hershey Co. (The)	364,200	25,075,170

Tobacco - 3.9%
Philip Morris International, Inc.	712,559	63,104,225

		88,179,395

Materials & Processing - 3.9%
Fertilizers - 1.3%
Monsanto Co.	255,638	22,002,763

Metal Fabricating - 2.6%
Precision Castparts Corp.	241,440	41,786,021

		63,788,784

Total Common Stocks (cost $1,442,623,721)		1,546,033,374

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.3%
Investment Companies - 6.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (c) (cost $102,621,211)	102,621,211	$102,621,211

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $1,545,244,932)		1,648,654,585

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves-Class I, 0.18% (c) (cost $7,014,102)	7,014,102	7,014,102

Total Investments - 100.7% (cost $1,552,259,034) (d)		1,655,668,687
Other assets less liabilities - (0.7%)		(11,123,953)

Net Assets - 100.0%		$1,644,544,734

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $148,413,580 and gross unrealized depreciation of investments was $(45,003,927), resulting in net unrealized appreciation of $103,409,653.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Large Cap Growth Fund

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,546,033,374		$	– 0	–	$	– 0	–	$1,546,033,374
Short-Term Investments	102,621,211			– 0	–		– 0	–	102,621,211
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,014,102			– 0	–		– 0	–	7,014,102

Total Investments in Securities	1,655,668,687			– 0	–		– 0	–	1,655,668,687
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,655,668,687		$	– 0	–	$	– 0	–	$1,655,668,687

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2012